Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 4,983	$ 4,736
Short-term investments	46	61
Accounts receivable	2,967	4,319
Other financial assets	522	342
Inventories	5,193	4,482
Recoverable taxes	1,502	1,272
Other	334	314
Current assets excluding assets held for sale	15,547	15,526
Non-current assets
Judicial deposits	1,326	1,215
Other financial assets	698	280
Recoverable taxes	1,229	1,110
Deferred income taxes	9,904	10,770
Other	1,245	1,019
Total non-current assets excluding investments, intangible assets and property, plant and equipment	14,402	14,394
Investments in associates and joint ventures	1,901	1,798
Intangibles	11,001	10,238
Property, plant, and equipment	48,666	44,938
Total non current assets	75,970	71,368
Total assets	91,517	86,894
Current liabilities
Suppliers and contractors	5,240	4,461
Loans, borrowings, and leases	912	489
Other financial liabilities	1,599	1,672
Taxes payable	882	470
Settlement program ("REFIS")	416	371
Liabilities related to associates and joint ventures	1,044	1,911
Provisions	849	1,036
Liabilities related to Brumadinho	1,201	944
De-characterization of dams and asset retirement obligations	899	661
Dividends payable		1,383
Other	514	493
Current liabilities excluding assets held for sale	13,556	13,891
Non-current liabilities
Loans, borrowings, and leases	13,025	12,223
Participative shareholders' debentures	2,528	2,725
Other financial liabilities	2,771	2,843
Settlement program ("REFIS")	1,886	1,869
Deferred income taxes	1,411	1,413
Provisions	2,700	2,446
Liabilities related to Brumadinho	2,075	2,368
De-characterization of dams and asset retirement obligations	6,786	6,520
Liabilities related to associates and joint ventures	2,575	1,410
Streaming transactions	1,693	1,612
Other	220	216
Total non current liabilities	37,670	35,645
Total liabilities	51,226	49,536
Equity
Equity attributable to Vale's shareholders	38,812	35,867
Equity attributable to noncontrolling interests	1,479	1,491
Total equity	40,291	37,358
Total liabilities and equity	$ 91,517	$ 86,894